Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 60% Portfolio	Apr. 30, 2025 USD ($)
VIP FundsManager 60% Portfolio - Service Class
Expense Example:
1 year	$ 67
3 years	238
5 years	430
10 years	983
VIP FundsManager 60% Portfolio - Service Class 2
Expense Example:
1 year	83
3 years	286
5 years	511
10 years	$ 1,160